FAIR VALUE MEASUREMENTS (Details) - LifeSci Acquisition II Corp - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value		$ 80,120,809
Assets:
Assets held in Trust Account	$ 80,121,806	80,120,809
Cash
Assets:
Assets held in Trust Account	$ 80,131,806	0
U.S. Treasury Securities
Assets:
Assets held in Trust Account		80,120,809
Mutual Fund
Assets:
Assets held in Trust Account		$ 80,120,809